Employee Benefit And Equity Plans (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Issued and Outstanding Stock Options

A summary of the status of our issued and outstanding stock options as of March 31, 2013 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 3/31/13	Weighted-Average Exercise Price	Number Exercisable At 3/31/13	Weighted-Average Exercise Price
$5.04	46,041	$5.04	46,041	$5.04
$9.50	100,000	$9.50	100,000	$9.50
$9.99	179,833	$9.99	179,833	$9.99
$10.42	29,548	$10.42	19,699	$10.42
$11.87	3,500	$11.87	1,166	$11.87
$12.50	19,139	$12.50	12,758	$12.50
$13.01	18,526	$13.01	12,350	$13.01
$13.19	50,000	$13.19	0	$13.19
$19.92	5,000	$19.92	5,000	$19.92
$22.34	30,000	$22.34	30,000	$22.34
$23.28	4,000	$23.28	4,000	$23.28

	485,587	$10.98	410,847	$10.66

Percentage of Awards to Vest

The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-5	75%
6-8	50%
9-11	25%
12-14	0%

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock

The fair value of the TSR awards of $7.80 per share was estimated on the date of the grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Three Months Ended March 31, 2013	Year Ended December 31, 2012
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	0.3%	0.3%
Expected Volatility—Rex Energy	54.4%	54.4%
Expected Volatility—Peer Group	31.2%-58.6%	31.2%-58.6%
Market Index	37.0%	37.0%
Expected Life	Three Years	Three Years

Summary Of Nonvested Stock Activity

A summary of the restricted stock activity for the three months ended March 31, 2013 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2012	1,431,573	$12.45
Awards	33,055	13.08
Forfeitures	(35,267)	11.64
Vested	(115,841)	11.58

Restricted stock awards, as of March 31, 2013	1,313,520	$12.57